Long-Term Equity Investments - Summary of Common Shares Held (Detail) - USD ($) $ in Thousands	3 Months Ended			6 Months Ended
	Jun. 30, 2026	Mar. 31, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Long term investments - common shares held [line items]
Fair value beginning balance	$ 161,879	$ 407,230	$ 127,468	$ 407,230	$ 98,190
Additions				14,608	3,117
Disposals				(323,421)
Fair Value Adjustment Gains (Losses)	(17,090)		40,520	46,373	66,681
Fair value ending balance	144,789	161,879	167,988	144,789	167,988
Realized Gain (Loss) on Disposal				151,519
Investments in streaming or royalty partners [member]
Long term investments - common shares held [line items]
Fair value beginning balance	114,737	109,211	121,799	109,211	93,915
Fair Value Adjustment Gains (Losses)	(11,511)		39,595	(5,985)	67,479
Fair value ending balance	103,226	114,737	161,394	103,226	161,394
Other strategic investments [member]
Long term investments - common shares held [line items]
Fair value beginning balance	47,142	17,294	5,669	17,294	4,275
Additions				14,608	3,117
Fair Value Adjustment Gains (Losses)	(5,579)		925	9,661	(798)
Fair value ending balance	$ 41,563	47,142	$ 6,594	41,563	$ 6,594
Derecognized during period investments in streaming or royalty partners [member]
Long term investments - common shares held [line items]
Fair value beginning balance		273,417		273,417
Disposals				(313,106)
Fair Value Adjustment Gains (Losses)				39,689
Realized Gain (Loss) on Disposal				204,846
Derecognized during period other strategic investments [member]
Long term investments - common shares held [line items]
Fair value beginning balance		$ 7,308		7,308
Disposals				(10,315)
Fair Value Adjustment Gains (Losses)				3,008
Realized Gain (Loss) on Disposal				$ (53,327)